CROFT-LEOMINSTER
                                  INCOME FUND

                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1995
                                  (Unaudited)

Dear Croft-Leominster Income Fund Shareholder:

Since its inception date of May 3, 1995, the Croft-Leominster Income Fund has gained 8.6% through October 31, 1995, on a total return basis. The Income Fund has outperformed its benchmark indexes. The Income Fund was created as a successor vehicle to the Leominster Income Limited Partnership, and upon commencement of operations, the LP's assets were transferred to the mutual fund. As such, the Income Fund was substantially invested upon inception.

The Income Fund seeks a high level of current income by investing at least 65% of its assets in investment-grade fixed-income securities. The Fund may invest up to 34.9% of its assets in non-investment grade securities, including common stocks and high-yield bonds. We attempt to add value to the Income Fund in this manner, through the opportunistic use of convertible securities, preferred securities, closed-end bond funds, and high-yield bonds with attractive valuations.

As of October 31, 1995, the Income Fund's bond portfolio had the following characteristics: weighted average yield to maturity of 8.4%, average duration of 8.6 years, and weighted average maturity of 17.57 years. The Fund's 30-day "SEC yield" was 7.03% as of October 31, 1995.

The Income Fund maintains strong industry diversification, with its corporate bonds dispersed among 17 different industries and 41 different securities. This diversification helps to minimize both credit and event risks. In addition, the Fund attempts to minimize the risk of early redemption by holding a number of bonds which are either selling at a discount or are non-callable for life.

Thank you for investing in the Croft-Leominster Income Fund. We will continue to work hard to justify your confidence in the Fund.

Sincerely yours,


Gordon Croft
Vice President

December 15, 1995

**Comments refer to the Fund as of October 31, 1995. Composition of the portfolio will have changed somewhat at this mailing.

                            Croft Funds Corporation
                          CROFT-LEOMINSTER INCOME FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 1995
                                  (Unaudited)

Shares                                                            Market Value

COMMON STOCKS  7.41%
  BOND FUNDS  7.41%
    6,200  Alliance World Dollar Govt. II..........................    $68,975
    3,900  Alliance World Dollar Govt. Fund........................     45,825
    3,700  Latin America Dollar Income Fund........................     44,862
    4,231  Morgan Stanley Emerging Mkt. Debt. Fd...................     50,243
    9,500  Salomon Brothers Worldwide Income Fd....................    108,063
    9,800  Templeton Emerging Markets Income Fund..................    107,800
                                                                       425,768

TOTAL COMMON STOCKS
   (cost $447,403).................................................    425,768

PREFERRED STOCKS  4.77%
  CONVERTIBLE PREFERRED  2.17%
    1,600  Bethlehem Steel $5.00 Conv. Pfd. .......................     85,200
    1,600  California Fed. Bank 7.75% Conv. Pfd. A.................     39,400
                                                                       124,600

  PREFERRED STOCKS  2.60%
      650  California Fed Bank 10.625% Pfd B.......................     70,200
    1,120  Consumers Power $4.16 Pfd A.............................     56,560
      400  Consumers Power $4.50 Pfd B.............................     22,500
                                                                       149,260

TOTAL PREFERRED STOCKS (cost $248,481).............................    273,860

BONDS 80.59%
Principal Value
  AUTO & AUTOMOTIVE PRODUCTS  4.27%
 $ 95,000  Ford Holdings Inc. Debentures 9.375%, due 03/01/20......    116,354
  120,000  SPX Corp. Sr. Sub. Nts. 11.75%, due 06/01/02............    128,700
                                                                       245,054

  CABLE TV/CELLULAR  5.68%
  100,000  CF Cable TV Inc. 9.125%, due 07/15/07...................    102,125
  225,000  Tele-Communications Inc. Notes 7.875%, due 08/01/13.....    223,778
                                                                       325,903

  CAPITAL GOODS  0.60%
   30,000  Caterpillar Inc. Senior Debentures 9.75%, due 06/01/19..     34,545


                       See notes to financial statements.



                            Croft Funds Corporation
                          CROFT-LEOMINSTER INCOME FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                October 31, 1995
                                  (Unaudited)

Principal Value                                                   Market Value

  CHEMICALS  3.64%
 $105,000  Arco Chemical Co. Debentures 9.80%, due 02/01/20........   $135,535
   20,000  General Chemical Corp. Senior Subordinated Notes 9.25%,
           due 08/15/03............................................     19,750
   50,000  Rexene Corp. Senior Notes 11.75%, due 12/01/04..........     53,625
                                                                       208,910

  CONTAINERS & PAPER  13.18%
  340,000  Georgia-Pacific Corp. Debentures 9.625%, due 03/15/22...    383,317
  180,000  Georgia-Pacific Corp. Debentures 9.125%, due 07/01/22...    198,556
   20,000  Owens-Illinois Inc. Senior Subordinated Notes 10.00%,
             due 08/01/02..........................................     20,700
  145,000  Riverwood Intl. Corp. Senior Subordinated Notes 11.25%,
             due 06/15/02..........................................    154,425
                                                                       756,998

  CONVERTIBLE BONDS  2.92%
  195,000  Oryx Energy Co. Convertible Subordinated Debentures
             7.50%, due 05/15/14...................................    167,456

  ENERGY & ENERGY SERVICES  1.08%
   65,000  Maxus Energy Corp. Notes 9.375%, due 11/01/03...........     62,238

  FINANCIAL SERVICES  9.32%
  175,000  Aetna Life & Casualty Co. Debentures 8.00%,
           due 01/15/17............................................    180,598
   55,000  Aetna Life & Casualty Co. Debentures 7.25%,
           due 08/15/23............................................     53,006
  100,000  Chase Manhattan Corp. Subordinated Notes 7.875%,
           due 08/01/04............................................    103,826
   75,000  Chemical Banking Corp. Subordinated Capital
           Notes 10.125%, due 11/01/00.............................     85,854
  110,000  Reliance Group Holdings Senior Subordinated
           Debentures 9.75%, due 11/15/03..........................    111,650
                                                                       534,934

  FOOD & DRUG PRODUCERS  1.65%
   55,000  Borden Inc. Senior Debentures 9.25%, due 06/15/19.......     59,078
   35,000  RJR Nabisco Inc. Notes 8.625%, due 12/01/02.............     35,782
                                                                        94,860

  INDUSTRIAL GOODS  8.13%
   85,000  Ametek Inc. Senior Notes 9.75%, due 03/15/04............     92,225
   20,000  Deere & Co. Senior Debentures 8.50%, due 01/09/22.......     22,999
   65,000  Penn Central Corp. Subordinated Notes 10.625%,
           due 04/15/00............................................     68,098
   65,000  Westinghouse Electric Corp. Debentures 8.625%,
           due 08/01/12............................................     64,737
  240,000  Westinghouse Electric Corp. Debentures 7.875%,
           due 09/01/23............................................    219,130
                                                                       467,189


                       See notes to financial statements.




                            Croft Funds Corporation
                          CROFT-LEOMINSTER INCOME FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                October 31, 1995
                                  (Unaudited)

Principal Value                                                   Market Value

  MEDIA & ENTERTAINMENT  10.01%
 $ 35,000  Paramount Communications Senior Debentures 8.25%,
             due 08/01/22..........................................   $ 34,843
   35,000  Time Warner Entertainment Senior Debentures 8.375%,
             due 03/15/23..........................................     36,155
  460,000  Time Warner Inc. Debentures 9.15%, due 02/01/23.........    503,964
                                                                       574,962

  METALS & MINING  7.70%
   80,000  Alcan Aluminum Ltd. Debentures 8.875%, due 01/15/22.....     87,089
   50,000  Armco Inc. Senior Notes 11.375%, due 10/15/99...........     51,750
  285,000  USX Corp. Debentures 8.50%, due 03/01/23................    303,642
                                                                       442,481

  MISCELLANEOUS CONSUMER GOODS & SERVICES  0.37%
   20,000  Integrated Health Services Senior Sub. Notes 10.75%,
             due 07/15/04..........................................     21,300

  RETAIL STORES  2.83%
   30,000  Dayton Hudson Co. Debentures 8.60%, due 01/15/12........     33,923
  105,000  Sears, Roebuck & Co. Notes 9.375%, due 11/01/11.........    128,505
                                                                       162,428

  TECHNOLOGY  2.06%
   65,000  Plantronics Inc. Senior Notes 10.00%, due 01/15/01......     66,706
   50,000  Tektronix Inc. Senior Notes 7.625%, due 08/15/02........     51,786
                                                                       118,492

  TELEPHONES  3.01%
  125,000  GTE Corp. Debentures 8.75%, due 11/01/21................    143,968
   24,580  NYNEX Corp. SF Debentures 9.55%, due 05/01/10...........     28,768
                                                                       172,736

  TEXTILES  2.26%
  130,000  Westpoint Stevens Inc. Senior Subordinated
             Debentures 9.375%, due 12/15/05.......................    130,000

  TRANSPORTATION  1.88%
  100,000  Southern Pacific Railroad Senior Notes 9.375%,
             due 08/15/05..........................................    108,000


TOTAL BONDS (cost $4,305,001)......................................  4,628,486

SHORT TERM INVESTMENTS 5.65%
  324,368  Star Treasury Fund (cost $324,368)......................    324,368

TOTAL INVESTMENTS (cost $5,355,253)...................... 98.42%     5,652,482
Other assets less liabilities............................  1.58%        90,771

TOTAL NET ASSETS.........................................100.00%    $5,743,253


                       See notes to financial statements.


                            Croft Funds Corporation
                          CROFT-LEOMINSTER INCOME FUND
              STATEMENT OF ASSETS AND LIABILITIES October 31, 1995
                                  (Unaudited)


ASSETS
Investments at value (cost $5,355,253).........................     $5,652,482
Dividends and interest receivable..............................        117,933
Subscriptions receivable.......................................              0
   Total assets................................................      5,770,415


LIABILITIES
Accrued expenses...............................................         27,162
   Total liabilities...........................................         27,162

NET ASSETS
Net assets, equivalent to $10.69 per share,
   on 537,331 shares outstanding (Note 4)......................     $5,743,253
Computation of net asset value per share and
   public offering price.......................................     $    10.69



                       See notes to financial statements.


                            Croft Funds Corporation
                          CROFT-LEOMINSTER INCOME FUND
                            STATEMENT OF OPERATIONS
          For the period from May 3, 1995 (Commencement of Operations)
                            through October 31, 1995
                                  (Unaudited)

Investment Income:
 Income:
  Dividends....................................................        $33,444
  Interest.....................................................        170,751
    Total income...............................................        204,195

 Expenses:
  Investment advisory fee (Note 3).............................         19,499
  Distribution fee (Note 3)....................................              0
  Other     ...................................................          7,652
    Total expenses.............................................         27,151
    Net investment income......................................        177,044

Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments......................            579
  Unrealized appreciation of investments for the period........        248,778
    Net gain (loss) on investments.............................        249,357

    Net increase in net assets from operations.................       $426,401





                       See notes to financial statements.


                            Croft Funds Corporation
                          CROFT-LEOMINSTER INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                                October 31, 1995
                                  (Unaudited)

                                                               May 3, 1995*
                                                       through October 31, 1995
Increase (Decrease) in Net Assets from Operations:

 Net investment income.........................................       $177,044
 Net realized gain (loss) on investments.......................            579
 Unrealized appreciation (depreciation) for the period.........        248,778

  Net increase (decrease) in net assets
  from operations..............................................        426,401

Dividends paid to shareholders from
  net investment income........................................       (71,995)
Capital share transactions (Note 4)............................      5,388,847

    Total increase.............................................      5,743,253

Net Assets:
  Beginning of period..........................................              0

End of period (including undistributed net
  investment income of $105,049)...............................     $5,743,253

* Commencement of operations



                       See notes to financial statements.

                            Croft Funds Corporation
                          CROFT-LEOMINSTER INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 1995
                                  (Unaudited)


Note 1. Nature of Business and Basis of Presentation

The Croft-Leominster Income Fund (the "Fund") is a separately managed portfolio of the Croft Funds Corporation, a diversified open-end management investment company registered under the Investment Company Act of 1940. The Fund is one of a series of funds of the Croft Funds Corporation, which also includes the Croft-Leominster Value Fund. It was organized in 1994 to succeed to the business of Croft-Leominster Inc.'s Leominster Income Limited Partnership, an investment company organized as a limited partnership which commenced operations January 1, 1992 for the purpose of investing the partners' capital in securities under professional investment management. This succession occurred on May 3, 1995 when the partnership's net assets aggregating $3,175,041 were transferred to the Croft-Leominster Income Fund in exchange for 317,504 shares of the Fund's capital stock. As a result of transferring such assets at their market value, the change in unrealized appreciation of investments for the period, as shown in the Statement of Operations will not equal the current unrealized appreciation at October 31, 1995 as shown in the Statement of Assets and Liabilities and the Schedule of Investments.


Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

(a) Valuation of Securities.
Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter, are valued at the last reported bid price.

(b) Income taxes.
The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

(c) Other.
Realized gains and losses are reported on an identified cost basis. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is re-corded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.


Note 3. Investment Advisory Fee and Other Transactions With Affiliates.

The Fund retains Croft-Leominster, Inc. (Adviser) as its investment adviser. Under the terms of the agreement, the Adviser receives a fee, computed daily and payable quarterly at the annual rate of .79% of the Fund's average daily net assets. Until December 31, 1997, the manager guarantees that the overall

                            Croft Funds Corporation
                          CROFT-LEOMINSTER INCOME FUND
                   NOTES TO FINANCIAL STATEMENTS (continued)
                                October 31, 1995
                                  (Unaudited)

expense ratio for the Fund, which excludes ordinary brokerage commissions incurred in the purchase and sale of portfolio securities, will not exceed 1.35%.

Pursuant to a plan of Distribution the Fund pays a distribution fee of up to
 .25% of each Fund's average daily net assets to Broker-Dealers for distribution assistance, and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.

The Croft Funds Corporation elected to waive the 12b-1 fee for the Fund on August 23, 1995. The waiver was enacted primarily because the Corporation currently does not have any 12b-1 agreements with a broker-dealer or any other financial institution, and felt it imprudent to accrue fees for compensation of the same. The 12b-1 fee will be waived into the foreseeable future, however, the Croft Funds Corporation reserves the right to terminate the waiver and reinstate the 12b-1 fee at any time in its sole discretion.


Note 4. Capital Stock.

At October 31, 1995, there were 30,000,000 shares of capital stock ($1 par value) authorized for the Croft Funds Corporation, and capital paid-in amounted to $5,388,847 for the Fund. Trans-actions in capital stock were as follows:


                                                              May 3, 1995
                                                           (Commencement of
                                                         Operations) through
                                                            October 31, 1995
                                                            Shares     Amount
Sold.....................................................  570,449   $5,730,748
Issued on reinvestment of dividends......................    4,824       48,867
Redemptions..............................................  (37,942)    (390,768)
Net increase.............................................  537,331   $5,388,847

Note 5. Investment Transactions.
During the period ended October 31, 1995, purchases and sales of investment securities, excluding short-term obligations were as follows:

Cost of purchases................................................... $5,090,422
Proceeds of sales...................................................     60,116


At October 31, 1995 the aggregate unrealized appreciation and (depreciation) of portfolio securities, based on cost for federal income tax purposes, was as follows:

Unrealized appreciation.............................................  $359,575
Unrealized depreciation.............................................   (62,346)
                                                                      $297,229


Note 6. Selected Financial Information.

Per Share Operating Performance (for a share outstanding throughout the period)

                                                                   May 3, 1995
                                                              (Commencement of
                                                           Operations) through
                                                              October 31, 1995

Net asset value, beginning of period...........................        $010.00
Income from investment operations:
  Net investment income........................................            .37
  Net realized and unrealized gain (loss) on investments.......            .48
    Total from investment operations...........................            .85

Less distributions:
  Dividends from net investment income.........................          (.16)
  Dividends from net realized gains............................           .00
    Total distributions........................................          (.16)

Net asset value, end of period.................................       $010.69

Ratios/Supplemental Data:
  Net assets, end of period (000's)............................         5,743

Ratios to average net assets:
  Expenses.....................................................        1.08%**
  Net investment income........................................        7.08%**
Portfolio turnover rate........................................        1.44%

Net asset value adjusted for reinvestment of
dividends and distributions:
  Beginning of period..........................................        $010.00
  End of period................................................        $010.85
Total Return...................................... ............           8.59%

**Annualized

                                Croft-Leominster
                                   Value Fund


                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 1995
                                  (Unaudited)

Dear Croft-Leominster Value Fund Shareholder:

As of October 31, 1995, the Value Fund has gained 4.9% since inception on a total return basis. The Value Fund has underperformed relative to the Standard and Poor's 500 Index at this time; however, we feel that it is well-positioned to benefit from upcoming opportunities available in the equity markets. As of October 31, 1995, the Value Fund held a cash position of more than 31%. We have been cautiously participating in the strong domestic equity market. We have avoided the technology sector, whose lofty price-to-earnings ratios and high volatility contradict our philosophy. Our research tends to shy away from the "big picture;" instead, we focus on accumulating knowledge regarding specific, attractively valued companies. When our research uncovers an attractive security we feel strongly about, we act on our conviction. We have established core positions in several industries which we feel have strong fundamentals and prospects for capital appreciation:

As of October 31, 1995, we held a 13.6% stake in the fertilizer industry. We look favorably on this industry for several reasons: world and U.S. grain stocks are at 20-year lows; emerging market fertilizer demand is rising as population growth continues and dietary patterns change with higher income levels; fertilizer is very cost-effective in that proper usage can boost crop yields 250%, and this fact is leading to higher application rates overseas. Potash Corporation of Saskatchewan (PCS) constitutes the largest holding in this industry. PCS is the world's largest potash producer.

We continue to find some compelling values in the energy sector (8.9%). We attempt to identify companies in this industry which sell at discounts to their net asset values. Our largest holding in this industry, Triton Energy (3.1%), sells at a 30% discount to its estimated net asset value of $79 per share.

The banking industry (11.8%) represents another core holding in the Value Fund. We expect this industry to benefit from the stable interest rate environment, and have found several companies with reasonable valuations. The trend of consolidation should further enhance value in this industry. We like Great Western Financial (3.7%), which is California's fifth largest depository and maintains a significant presence in the emerging Florida banking market.

We continue to monitor the international arena for investment opportunities. As of October 31, the Fund held a fairly small position (2.3%) in foreign investments. Geographic diversification can serve as a measure of safety against a correction in the U.S. markets, while providing exposure to some of the fastest growing markets in the world. Some intriguing values exist overseas, and we have been moderately expanding our presence in the international marketplace.

Thank you for investing in the Croft-Leominster Value Fund. We will continue to work hard to justify your confidence in the Fund.

Sincerely yours,



Gordon Croft
Vice President

December 15, 1995

**Comments refer to the Fund as of October 31, 1995. Composition of the portfolio will have changed somewhat at this mailing.

                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                October 31, 1995
                                  (Unaudited)

Shares                                                             Market Value

COMMON STOCKS  68.99%
APPAREL & TEXTILES  1.72%
        600  Fieldcrest Cannon Inc.*.................................  $ 11,550

BANKS, SAVINGS & LOANS, AND BROKERS  11.82%
        100  Astoria Financial Corp. ................................     4,287
        300  Cenfed Financial Corp. .................................     6,975
        500  Coast Savings Financial*................................    13,187
        150  Citicorp................................................     9,731
      1,100  Great Western Financial.................................    24,887
        300  Greenpoint Financial Corp. .............................     8,100
        100  Mellon Bank Corp. ......................................     5,012
         50  Morgan Stanley Group Inc. ..............................     4,350
        100  PNC Financial Corp. ....................................     2,625
                                                                         79,154

BUILDING & CONSTRUCTION  3.52%
        200  Ampco-Pittsburgh........................................     2,000
        300  Congoleum Corp Cl. A*...................................     2,512
        450  Owens-Corning Fiberglas Corp.*..........................    19,069
                                                                         23,581

BUSINESS SERVICES AND TRANSPORTATION  5.14%
        500  Kansas City Southern Inds. .............................    23,312
        500  Southern Pacific Rail Corp.*............................    11,125
                                                                         34,437

CAPITAL EQUIPMENT  5.69%
        100  General Electric Co. ...................................     6,325
        500  SPX Corp. ..............................................     7,750
      1,700  Westinghouse Electric...................................    24,012
                                                                         38,087

CHEMICALS  0.93%
        100  DuPont Co. .............................................     6,237

CLOSED END COUNTRY FUND (INCOME)  0.69%
        500  Kleinwort Benson Australian Income Fund.................     4,625

CLOSED END FUNDS-ASIA  1.11%
        500  Asia Tigers Fund Inc. ..................................     5,187
        200  Schroder Asian Growth Fund*.............................     2,225
                                                                          7,412




                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                October 31, 1995
                                  (Unaudited)

Shares                                                             Market Value

CLOSED END FUNDS-GLOBAL 0.14%
        100  GT Global Developing Markets Fund.......................   $   938

CLOSED END FUNDS-INDIA 0.40%
        100  Jardine Fleming India Fund*.............................       888
        200  Morgan Stanley India Investment Fund*...................     1,750
                                                                          2,638

CONGLOMERATES 1.83%
        100  ITT Corp. ..............................................    12,250

CONSUMER CYCLICALS 2.08%
        300  Kerr Group*.............................................     2,363
        300  Philips Electronics N.V ................................    11,588
                                                                         13,951

CONSUMER NON-DURABLES 1.16%
        200  Hanson PLC. ADR.........................................     3,100
        100  Heinz (H.J.) Co.........................................     4,650
                                                                          7,750

ENERGY 8.92%
        500  Benton Oil & Gas Co.*...................................     6,063
      2,500  Comstock Resources Inc.*................................    10,938
        600  Equity Oil Co.*.........................................     2,775
        500  McFarland Energy Inc.*..................................     3,188
        600  Oryx Energy Co.*........................................     6,900
      1,000  Sante Fe Energy Resources*..............................     8,875
        450  Triton Energy Corp.*....................................    20,981
                                                                         59,720

FERTILIZERS 13.6%
        150  Agrium Inc. ............................................     6,150
        150  Agrium Inc. (Canada)....................................     6,050
      1,000  Arcadian Corp. .........................................    20,625
        317  Freeport McMoran, Inc. .................................    11,835
        485  Potash Corp. of Saskatchewan............................    33,768
      1,000  Terra Industries Inc. ..................................    12,625
                                                                         91,053

FINANCIAL SERVICES 2.45%
        300  Capital One Financial Corp. ............................     7,350





                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                      SCHEDULE OF INVESTMENTS (continued)
                                October 31, 1995
                                  (Unaudited)

Shares                                                             Market Value


FINANCIAL SERVICES (continued)
        100  Eagle Finance Corp.*....................................  $  1,463
        150  Franklin Resources Inc. ................................     7,613
                                                                         16,426

INSURANCE 2.90%
         60  Aetna Life & Casualty Co. ..............................     4,223
        300  Travelers Group, Inc. ..................................    15,150
          1  Transport Holdings Inc. ................................        39
                                                                         19,412

INVESTMENT COMPANIES 0.28%
        200  Charles Allmon Trust Inc. ..............................     1,850

PACKAGING & CONTAINERS 0.26%
         50  Crown Cork & Seal*......................................     1,744

PHARMACEUTICALS 1.91%
        150  Warner Lambert Co. .....................................    12,769

RETAIL 0.24%
        200  Kmart Corp. ............................................     1,625

TECHNOLOGY 0.53%
        150  Advanced Micro Devices*.................................     3,581

TELEPHONE & CELLULAR 1.67%
        100  AT&T Corp. .............................................     6,400
        100  U.S. West, Inc. ........................................     4,763
                                                                         11,163

TOTAL COMMON STOCKS (cost $453,135)..................................   461,953

SHORT TERM INVESTMENTS 24.44%
    163,675  Star Treasury Fund (cost $163,675)......................   163,675

TOTAL INVESTMENTS (cost $616,810)............................ 93.43%  $ 625,628
Other assets less liabilities................................  6.57%     43,962

TOTAL NET ASSETS.............................................100.00%  $ 669,590

* Non-income producing


                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 1995
                                  (Unaudited)

ASSETS
Investments at value (cost $616,810).............................     $ 625,628
Dividends and interest receivable................................         1,279
Subscriptions receivable.........................................        45,495
   Total assets..................................................       672,402


LIABILITIES
Accrued expenses.................................................         2,812
   Total liabilities.............................................         2,812


NET ASSETS
Net assets, equivalent to $10.49 per share,
   on 63,813 shares outstanding (Note 4).........................     $ 669,590
Computation of net asset value per share and
   public offering price.........................................     $   10.49



                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                            STATEMENT OF OPERATIONS
          For the period from May 9, 1995 (Commencement of Operations)
                            through October 31, 1995
                                  (Unaudited)

Investment Income:
 Income:
  Dividends.....................................................        $ 1,339
  Interest......................................................          4,214
    Total income................................................          5,553

 Expenses:
  Investment advisory fee (Note 3)..............................          1,762
  Distribution fee (Note 3).....................................            469
  Other.........................................................            581
    Total expenses..............................................          2,812
    Net investment income.......................................          2,741


Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain (loss) on investments.......................            823
  Unrealized appreciation of investments for the period.........          8,818
    Net gain (loss) on investments..............................          9,641

    Net increase in net assets from operations..................       $ 12,382



                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                                October 31, 1995
                                  (Unaudited)


                                                                  May 9, 1995*
                                                       through October 31, 1995

Increase (Decrease) in Net Assets from Operations:

 Net investment income..........................................       $0,2,741
 Net realized gain (loss) on investments........................            823
 Unrealized appreciation (depreciation) for the period..........          8,818

  Net increase (decrease) in net assets
  from operations...............................................         12,382

Dividends paid to shareholders from
  net investment income.........................................              0
Capital share transactions (Note 4).............................        657,208

    Total increase..............................................        669,590

Net Assets:
  Beginning of period...........................................              0

End of period (including undistributed net
  investment income of $2,741)..................................      $0669,590

* Commencement of operations

                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 1995
                                  (Unaudited)


Note 1. Nature of Business and Basis of Presentation

The Croft-Leominster Value Fund (the "Fund") is a separately managed portfolio of the Croft Funds Corporation, a diversified open-end management investment company registered under the Investment Company Act of 1940. The Fund is one of a series of funds of the Croft Funds Corporation, which also includes the Croft-Leominster Income Fund.


Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

(a) Valuation of Securities.
Investments are stated at value based on latest sales prices reported on national securities exchanges on the last business day of the period. Investments for which no sale is reported, or which are traded over the counter, are valued at the last reported bid price.

(b) Income taxes.
The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no provision has been made for federal income taxes.

(c) Other.
Realized gains and losses are reported on an identified cost basis. Securities transactions are recorded on the trade date basis. Interest is accrued as earned and dividend income is re-corded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.


Note 3. Investment Advisory Fee and Other Transactions With Affiliates.

The Fund retains Croft-Leominster, Inc. (Adviser) as its investment adviser. Under the terms of the agreement, the Adviser receives a fee, computed daily and payable quarterly at the annual rate of 0.94% of the Fund's average daily net assets. Until December 31, 1997, the manager guarantees that the overall expense ratio of the Fund, which excludes ordinary brokerage commissions incurred in the purchase and sale of portfolio securities, will not exceed 1.50%.

Pursuant to a plan of Distribution the Fund pays a distribution fee of up to
 .25% of each Fund's average daily net assets to Broker-Dealers for distribution assistance, and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.

                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                   NOTES TO FINANCIAL STATEMENTS (continued)
                                October 31, 1995
                                  (Unaudited)


Note 4. Capital Stock.

At October 31, 1995, there were 30,000,000 shares of capital stock ($1 par value) authorized for the Croft Funds Corporation, and capital paid-in amounted to $657,208 for the Fund. Trans-actions in capital stock were as follows:

                                                           May 9, 1995
                                                        (Commencement of
                                                       Operations) through
                                                        October 31, 1995
                                                      Shares        Amount
Sold................................................. 63,813      $ 657,208
Issued on reinvestment of dividends..................      0              0
Redemptions..........................................      0              0
Net increase......................................... 63,813      $ 657,208


Note 5. Investment Transactions.

During the period ended October 31, 1995, purchases and sales of investment securities, excluding short-term obligations were as follows:

Cost of purchases............................................     $ 494,268
Proceeds of sales............................................        41,904

At October 31, 1995 the aggregate unrealized appreciation and (depreciation) of portfolio securities, based on cost for federal income tax purposes, was as follows:

Unrealized appreciation.......................................     $ 25,106
Unrealized depreciation.......................................      (16,288)
                                                                   $  8,818

                            Croft Funds Corporation
                          CROFT-LEOMINSTER VALUE FUND
                   NOTES TO FINANCIAL STATEMENTS (continued)
                                October 31, 1995
                                  (Unaudited)

Note 6. Selected Financial Information.

Per Share Operating Performance (for a share outstanding throughout the period)

                                                         May 9, 1995
                                                         (Commencement of
                                                         Operations) through
                                                         October 31, 1995

Net asset value, beginning of period..........................  $ 10.00

Income from investment operations:
  Net investment income.......................................      .07
  Net realized and unrealized gain (loss) on investments......      .42
    Total from investment operations..........................      .49

Less distributions:
  Dividends from net investment income........................     (.00)
  Dividends from net realized gains...........................      .00
    Total distributions:......................................     (.00)

Net asset value, end of period................................  $ 10.49

Ratios/Supplemental Data:
  Net assets, end of period (000's)...........................      670

Ratios to average net assets:
  Expenses....................................................     1.46%**
  Net investment income.......................................     1.42%**
Portfolio turnover rate.......................................    16.08%
Total Return..................................................     4.90%

**Annualized